Share repurchase program (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Repurchase of shares cost | ¥				¥ 5,882,156
ADS
Authorized amount	$ 1,000,000
Repurchase period (in months)	24 months
Shares repurchased during the year (in ADS shares) | shares			31,065,784	31,065,784
Repurchase of shares cost			$ 800,000
Repurchase price (in dollars per ADS) | $ / shares			$ 25.75
Payments under share repurchase program involving capped call options			$ 300,000
Proceeds from settlements under share repurchase program, involving capped call options		$ 107,239	216,220
Prepaid amount for capped call options			100,000
Remaining amount authorized under share repurchase program			$ 200,000